Note 26 - Called Up Share Capital - Share Outstanding (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
		Oct. 19, 2020	Jun. 30, 2021	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Statement Line Items [Line Items]
Balance				$ 21,615		$ 40,418		$ 17,890
Capital raises, shares (in shares)		3,382,350	708,669			82,644		4,091,019
Capital raises 1				$ 5,054		$ 122		$ 31,562
Employee share scheme issues, shares (in shares)				102,252		682,220		792,126
Employee share scheme issues 2				$ 147		$ 2,012		$ 1,077
Balance			$ 40,418	$ 3,746		$ 21,615		40,418
Issued capital [member]
Statement Line Items [Line Items]
Balance, shares (in shares)				21,318,118		18,506,064
Balance				$ 256		$ 222		163
Conversion of equity instruments, shares (in shares)	[1]					2,005,190
Conversion of Aevitas equity instruments 3	[1]					$ 24
Capital raises, shares (in shares)	[2]			4,230,770		82,644	[3]
Capital raises 1				$ 51	[2]	$ 1	[2]	49
Other share issuances, shares (in shares)	[4]					42,000
Other share issuance 4						$ 1
Employee share scheme issues, shares (in shares)	[5]			102,252		682,220
Employee share scheme issues 2				$ 1	[5]	$ 8	[5]	$ 9
Balance, shares (in shares)			18,506,064	25,651,140		21,318,118		18,506,064
Balance			$ 222	$ 308		$ 256		$ 222
Share premium [member]
Statement Line Items [Line Items]
Balance				99,418		76,229		40,215
Conversion of Aevitas equity instruments 3	[1]					20,442
Capital raises 1				5,449	[2]	243	[2]	34,317
Other share issuance 4						217
Employee share scheme issues 2				151	[5]	2,287	[5]	961
Balance			76,229	105,018		99,418		76,229
Issued capital and share premium [member]
Statement Line Items [Line Items]
Balance				99,674		76,451
Conversion of Aevitas equity instruments 3	[1]					20,466
Capital raises 1	[2]			5,500		244
Other share issuance 4						218
Employee share scheme issues 2	[5]			152		2,295
Balance			$ 76,451	$ 105,326		$ 99,674		$ 76,451

[1]	On June 30, 2021, holders of convertible preference shares and convertible loan notes in Aevitas Group Limited, exercised their right to convert the debt instruments into ordinary shares in VivoPower International PLC. A total of 2,005,190 restricted ordinary shares were issued at a contracted price of $10.20 on July 21, 2021. Of the 2,005,190 ordinary shares issued, 1,959,339 were issued to entities owned by AWN Holdings Limited, the Company’s largest individual shareholder.
[2]	On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 ordinary shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for ordinary shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The pre-funded warrants were sold to the Investor whose purchase of ordinary shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding ordinary shares immediately following the consummation of the Registered Offering, in lieu of ordinary shares. Each pre-funded warrant represents the right to purchase one ordinary share at an exercise price of $0.0001 per share. The pre-funded warrants were exercised on November 22, 2022. In a concurrent private placement, the Company agreed to issue to the investor, Series A Warrants exercisable for an aggregate of 4,230,770 ordinary shares at an exercise price of $1.30 per share. Each Series A Warrant will be exercisable on February 2, 2023 and will expire on February 2, 2028. The Series A Warrants and the ordinary shares issuable upon the exercise of the Series A Warrants were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506(b) promulgated thereunder. During the year ended June 30, 2021, the Company completed a series of capital raises on Nasdaq. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020. In the year ended June 30, 2022, a further 82,644 ordinary shares were issued under the same registration statement.
[3]	During the year ended June 30, 2021, the Company completed a series of capital raises on Nasdaq. A total of 4,091,019 ordinary shares were issued, comprising 3,382,350 ordinary shares issued on October 19, 2020 as an underwritten public offering pursuant to an F-1 registration statement filed with the SEC on October 14, 2020, and 708,669 ordinary shares issued during June 2021, at the market price (an ATM offering), pursuant to an F-3 registration statement filed with the SEC on December 21, 2020. In the year ended June 30, 2022, a further 82,644 ordinary shares were issued under the same registration statement. On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 ordinary shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Ordinary Shares at an offering price of $1.2999 per Pre-Funded Warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The Pre-Funded Warrants were sold to the Investor whose purchase of Ordinary Shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding Ordinary Shares immediately following the consummation of the Registered Offering, in lieu of Ordinary Shares. Each Pre-Funded Warrant represents the right to purchase one Ordinary Share at an exercise price of $0.0001 per share. The Pre-Funded Warrants were exercised on November 22, 2022. In a concurrent private placement, the Company agreed to issue to the investor, Series A Warrants exercisable for an aggregate of 4,230,770 Ordinary Shares at an exercise price of $1.30 per share. Each Series A Warrant will be exercisable on February 2, 2023 and will expire on February 2, 2028. The Series A Warrants and the Ordinary Shares issuable upon the exercise of the Series A Warrants were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506(b) promulgated thereunder.
[4]	During the year ended June 30, 2022, 21,000 restricted shares were issued to Corporate Profile LLC and 21,000 restricted shares were issued to FON Consulting Ltd in exchange for investor relations services.
[5]	During the year ended June 30, 2023, 102,252 shares (year ended June 30, 2022: 682,220; year ended June 30, 2021: 792,126) were issued to employees and directors of the Company and consultants to the Company under the Omnibus Incentive Plan.